Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000006611 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000006611 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006611 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000006611 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006611 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006611 | A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006611 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006611 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000006611 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006611 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006611 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006611 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006611 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006611 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006611 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	26.00%
C000006611 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	34.20%
C000155975 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000155975 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000155975 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000155975 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155975 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000155975 | A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000155975 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155975 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000155975 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155975 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155975 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155975 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155975 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.20%
C000155975 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.20%
C000155975 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	26.00%
C000155975 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	34.20%
C000006614 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000006614 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006614 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000006614 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006614 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006614 | A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006614 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006614 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000006614 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006614 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006614 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006614 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006614 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006614 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006614 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	26.00%
C000006614 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	34.20%
C000006613 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000006613 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006613 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000006613 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006613 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006613 | A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006613 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006613 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000006613 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006613 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006613 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006613 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006613 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006613 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006613 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	26.00%
C000006613 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	34.20%
C000198813 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000198813 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198813 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000198813 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198813 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198813 | A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198813 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198813 | AAA
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000198813 | AssetAgency Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	0.40%
C000198813 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198813 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198813 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198813 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.20%
C000198813 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	17.20%
C000198813 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	26.00%
C000198813 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	34.20%